Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Schedule Assets and Liabilities Measured at Fair Value

The following table sets forth the Group’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:

	As of December 31, 2025
	Level 1	Level 2	Level 3	Balance at Fair value
	(in US$ thousands)
Short-term financial products issued by banks	—	55,000	—	55,000
Short-term investments — equity investment in a publicly traded security	4,583	—	—	4,583

	As of December 31, 2024
	Level 1	Level 2	Level 3	Balance at Fair value
	(in US$ thousands)
Short-term financial products and structured deposits issued by banks	—	71,464	—	71,464
Short-term investments — equity investment in a publicly traded security	2,787	—	—	2,787
Long-term financial products issued by banks	—	61,400	—	61,400

Schedule of Useful lives of Property and Equipment

	As of December 31,
	2024	2025
	(in US$ thousands)
Cost:
Network equipment	$28,810	$29,744
Leasehold improvements	4,994	5,111
Electronic equipment	2,783	2,972
Furniture, computers and office equipment	1,027	891
Self-developed software	851	870
Total cost	38,465	39,588
Less: accumulated depreciation	(33,827)	(35,641)
Capitalized internal-use software development costs	42	—
Property and Equipment, Net	4,680	3,947
Construction in progress in relation to the headquarters project	44,486	84,239
Total	$49,166	$88,186

Schedule of Disaggregation of Revenue

The following table presents the Group’s revenues disaggregated by primary geographical markets:

	Year Ended December 31,
	2023	2024	2025
	(in US$ thousands)
Primary geographical markets based on customers’ location
PRC	$79,193	$68,590	$66,048
United States	22,849	24,106	28,242
Others	39,496	40,560	46,767
Total revenues	$141,538	$133,256	$141,057

Property and equipment of estimated useful lives [Member]
Schedule of Useful lives of Property and Equipment

The estimated useful lives of property and equipment are as follows:

Estimated Useful Lives
Electronic equipment	3 – 5 years
Furniture, computers and office equipment	3 years
Network equipment	3 years
Leasehold improvements	Shorter of the lease term or the estimated useful life
Self-developed software	3 – 5 years